DIGITAL CURRENCY (Tables)	9 Months Ended
Jun. 30, 2026
Digital Currency
Schedule of digital currency held
	June 30, 2026	September 30, 2025
	$	$

Digital currency held directly	943,762	753,211
Digital currency held under the Luxor arrangement	1,518,921	—
	2,462,683	753,211

Schedule of digital currency with BTC

	Digital	Carrying
	currency	amount
	BTC	$

Balance, September 30, 2025	7.61	753,211
Digital currency mined	291.53	23,476,975
Other additions (Note 20)	27.93	2,221,887
Digital currency sold	(286.04)	(22,525,282)
Realized loss on sale	—	(1,422,737)
Revaluation, translation and other measurement movements	—	(41,371)
Balance, June 30, 2026	41.03	2,462,683